RELATED PARTY TRANSACTIONS - Finance costs (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions with related parties
Total	Rp 1,501	Rp 1,628	Rp 1,291
% of total finance costs	32.61%	29.86%	36.64%
Ministry of Finance
Transactions with related parties
Total	Rp 25	Rp 33	Rp 41
% of total finance costs	0.54%	0.61%	1.16%
State-owned banks
Transactions with related parties
Total	Rp 1,163	Rp 1,332	Rp 1,140
% of total finance costs	25.27%	24.43%	32.36%
Pt Sarana Multi Infrastructure Other Borrowings [Member]
Transactions with related parties
Total	Rp 313	Rp 263	Rp 110
% of total finance costs	6.80%	4.82%	3.12%